File No. 33-49437
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         POST EFFECTIVE AMENDMENT NO. 4
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      PAINEWEBBER PATHFINDERS TRUST, TREASURY AND GROWTH STOCK
      SERIES 15
  B.  Name of Depositor:
      PAINEWEBBER INCORPORATED
  C.  Complete address of Depositor's principal executive office:
      PAINEWEBBER INCORPORATED
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      PAINEWEBBER INCORPORATED
      Attention: Mr. Robert E. Holley
      1200 Harbor Blvd.
      Weehawken, New Jersey 07087
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on February 11, 1998) pursuant to paragraph
      (b) of Rule 485.
  E.  Title and amount of securities being registered:
      48,443,300 Units
  F. Proposed maximum offering price to the public of the securities being registered:
      $81,578,517.20**
  * Estimated solely for the purpose of calculating the registration fee, at $1.68 per unit.
  G. Amount of filing fee, computed at one-thirty-fourth of 1 percent of the proposed maximum aggregate offering price to the public:
      $100.00*
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.

                         PAINEWEBBER PATHFINDERS TRUST,
                       TREASURY AND GROWTH STOCK SERIES 15
                              Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of
                                      1933
        (Form N-8B-2 Items required by Instruction 1 as to Prospectus on
                                    Form S-6)
  Form N-8B-2                                                          Form S-6
  Item Number                                             Heading in Prospectus
  I.       Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.       General Description of the Trust and Securities of the Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.
  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unit
        Securi-
        ties, under the Indenture       )  holders
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        pro-
        visions of Trust                )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.
  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.
  VI.        Information
  concerning Insurance of
  Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.       Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.
  VIII.       Financial and
  Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.

            PaineWebber Pathfinders Trust
       Treasury and Growth Stock Series Fifteen
             A "Unit Investment Trust"

22,100,000 Units

 The investment objective of this Trust is to preserve capital while providing for capital appreciation through an investment in "zero-coupon" United States Treasury obligations (the
"Treasury Obligations") and equity growth stocks having, in Sponsor's opinion on the Initial Date of Deposit, potential for appreciation (the
"Growth Stocks"). The value of the Units will fluctuate with the value of the portfolio of underlying securities.

 The minimum purchase is $1,000 except that the minimum purchase in connection with an Individual Retirement Account (IRA) or other tax-deferred retirement plan is $250. Only whole
Units may be purchased.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

 THE INITIAL PUBLIC OFFERING OF UNITS IN THE
TRUST HAS BEEN COMPLETED. THE UNITS OFFERED
HEREBY ARE ISSUED AND OUTSTANDING UNITS WHICH
HAVE BEEN ACQUIRED BY THE SPONSOR EITHER BY
PURCHASE FROM THE TRUSTEE OF UNITS TENDERED FOR
REDEMPTION OR IN THE SECONDARY MARKET.

SPONSOR:
 PaineWebber
   Incorporated
      Read and retain this prospectus for future
       reference.
Prospectus dated February 11, 1998

Essential Information Regarding The Trust

 The Trust.  The objective of the PaineWebber
Pathfinders Trust, Treasury and Growth Stock
Series 15 (the "Trust") is preservation of capital and capital appreciation through an investment in the principal or interest portions of stripped "zero-coupon" United States Treasury notes or bonds as the case may be (the "Treasury
Obligations"), and equity growth stocks (the
"Growth Stock" or "Stock") which, in Sponsor's opinion on the Initial Date of Deposit, have potential for capital appreciation
(collectively, the "Securities"). The stripped
Treasury Obligations in the Trust portfolio are interest-only portions of United States Treasury
Obligations (as further discussed under "Risk
Factors and Special Characteristics"), maturing on February 15, 2005, represent approximately
41% of the aggregate market value of the Trust portfolio and the Growth Stocks represent approximately 59% of the aggregate market value of the Trust portfolio. The stripped Treasury
Obligations, as discussed below, make no payment of current interest, but rather make a single payment upon their stated maturity. Because the maturity value of the Treasury Obligations is backed by the full faith and credit of the United States, the Sponsor believes that the Trust provides an attractive combination of safety and appreciation for purchasers who hold
Units until the Trust's termination. The Trust has been formulated so that the portion of the Trust invested in stripped Treasury Obligations is designed to provide an approximate return of principal invested on the Mandatory Termination
Date for purchasers on the Initial Date of Deposit. (See "Essential Information--
Distributions".) Therefore, even if the Stocks are valueless upon termination of the Trust, and if the Treasury Obligations are held until their maturity in proportion to the Units outstanding, purchasers will receive, at the termination of the Trust, $1,000 per 1,000 Units purchased.
This feature of the Trust provides that
Unitholders who hold their units to the Manda-tory Termination Date of the Trust on March 2,
2005, will receive the same amount as they originally invested, although they would have foregone earning any interest on the amounts involved and will not protect their principal on a present value basis, assuming the Growth
Stocks are valueless. Therefore, the Trust may be an attractive investment to those persons who buy their Units during the initial offering period and hold such Units throughout the life of the Trust until the Trust matures.

 Summary of Risk Factors. The stripped Treasury
Obligations may appreciate or depreciate in value depending upon economic and market conditions. (For a further discussion of stripped Treasury Obligations, see "Risk Factors and Special Considerations.") The Stock may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers, the prices of equity securities in general and the Stock in particular and the risk inherent in an investment made in common stocks in general. In addition, the stripped Treasury
Obligations may fluctuate substantially in value and may be subject to greater fluctuations in value during the life of the Trust than might be experienced by current interest-bearing Treasury
Obligations which distribute income regularly.
In addition, currency fluctuations are likely to affect the value of American Depositary Receipts and the value of dividends thereon actually received by the Trust. There is no assurance that the Trust's objective will be achieved at the Trust's intended maturity or if the Trust is terminated or Units redeemed prior to the Trust's intended maturity. The value of the Securities and, therefore, the value of Units may be expected to fluctuate. Purchasers who purchase Units subsequent to the Initial Date of Deposit will receive, if the pro rata portion of the Treasury Obligations are held until maturity, $1,000 per 1,000 Units as a return of such purchaser's principal investment, regardless of the purchase price paid by such purchaser. (See "Risk Factors and Special
Considerations.")

 The Composition of the Portfolio. PaineWebber's forecast for continued low inflation, low interest rates and slow economic growth suggests that equities will continue to generate better returns than money market instruments and other fixed income alternatives for the foreseeable future. With this forecast in mind, PaineWebber designed a portfolio to meet the needs of investors interested in building wealth prudently over a long-term time horizon by pairing the security of U.S. Treasury bonds with the growth potential of Growth Stocks.

 The selection criteria employed first
identified all stocks currently in the one
("buy") or two ("attractive") categories as ranked by those PaineWebber equity analysts following such stocks. This selection resulted in 243 candidate stocks. A computer optimization program was then run against the 243 candidate stocks to construct the portfolio. The optimi-zation program is designed to maximize returns as stated by the user's forecast of specific stocks or model portfolios while minimizing the portfolio's performance divergence as measured against a specific benchmark, in this case the S&P 500 Index (the "S&P 500"). The optimizer program used in constructing the Trust's portfolio was modeled to favor, or "tilt" toward, growth stocks. The program produced a portfolio of 35 stocks with a tracking error of 3.90% versus the S&P 500 (i.e.), there is a 2/3 probability that the return generated by the program-picked portfolio will differ over the course of one year from the S&P 500's return by no more than 3.9%.

 Finally, an examination of each of the 35 stocks was made to ensure that the issue's business mix and the relative weightings of each stock were consistent with the initial objectives of the Trust. PaineWebber believes that the Trust's portfolio as constructed, with excellent diversity and a tilt toward growth stocks, will over the long term, closely track the performance of the market as measured by the S&P 500.
The Trust portfolio is currently comprised of 42* Growth Stocks, of which 13 are stocks issued by companies related to the "electronic superhighway". PaineWebber uses the term
"electronic superhighway" to describe the integration of television, telephone, radio, computer, and other methods of disseminating, transmitting and storing electronic information for both household and business use on a national and global basis. PaineWebber also believes that excellent growth opportunities exist for companies well positioned to take advantage of an industrial recovery occurring in Europe.

 The remainder of the Trust's portfolio, in PaineWebbers' opinion, is comprised of a diversified group of companies in the transportation, construction, and consumer related, financial related and other fields, which have been selected to provide balance and diversification to the investments in the Trust's portfolio. These are common stocks issued by companies who may receive income and derive revenues from multiple industry sources but whose primary source is listed in the table below.

Primary Industry             Approximate Percentage
Source and Name              of Market Value of
of Issuer                    the Trust
Automotive                           1.08%
Ford Motor Company
Banking and Financial Institutions   6.06
BankAmerica Corporation
Barnett Banks, Inc.
Fannie Mae
Republic New York Corporation
Beverage                             5.37
The Coca-Cola Company
PepsiCo, Inc.
Chemical                             1.77
DuPont (EI) De Nemours & Company
Eastman Chemical Company
PPG Industries, Inc.
Computer Software                   10.01
Microsoft Corporation
Consumer Goods                       1.59
Sara Lee Corporation
Consumer/Industrial Good              .64
General Electric Company
Cosmetics/Household Products         1.77
Proctor and Gamble Company
Entertainment                        3.47
Walt Disney Company
Fiberglass Products                   .72
Owens-Corning Fiberglas Corporation
Information Technology                .08
NCR Corporation
                              (Continued)
_______________
 * Of the original 35 stocks, AT&T Corp.,
Eastman Kodak Company, Santa Fe Pacific Corp.,
Sears, Roebuck & Company and U.S. West Inc.,
have restructured. Five new companies, Lucent
Technologies, Eastman Chemical, Santa Fe Pacific
Gold, Allstate Corp., and U.S. West Media Group,
are now included in the Trust's portfolio and
Santa Fe Pacific Corp. has become Burlington
Northern Santa Fe, as a result of such corporate
actions.
Primary Industry             Approximate Percentage
Source and Name              of Market Value of
of Issuer                    the Trust
Insurance                     .10%
Allstate Corporation
International Oil            1.50
Elf Aquitaine
Machinery                     .36
AlliedSignal, Inc.
Mining                        .64
Newmont Mining Corporation
Multimedia                    .06
U.S. West Media Group
Oil                          1.84
Texaco, Inc.
Pharmaceuticals              3.14
Bristol-Myers Squibb Company
Pfizer, Inc.
Photography                   .59
Eastman Kodak Company
Railroad                     2.35
Burlington Northern Santa Fe
Restaurants                   .21
Tricon Global Restaurants, Inc.
Retail                       2.83
Sears, Roebuck & Company
Wal-Mart Stores, Inc.
Semi-Conductor               3.52
Intel Corporation
Motorola, Inc.
Steel                         .54
Carpenter Technology Corporation
Telecommunications           8.12
AT&T Corporation
Bell Atlantic Corporation
GTE Corporation
Lucent Technologies
MCI Communications Corporation
Telefonos de Mexico S.A.
U.S. West, Inc.
Tire and Rubber               .54
The Goodyear Tire & Rubber Company
Waste Management              .35
Waste Management, Inc.

 The Sponsor anticipates that, based upon last dividends actually paid, dividends from the Growth Stock will be sufficient (i) to pay expenses of the Trust (see "Expenses of the Trust" herein), and (ii) after such payment, to make distributions of such to Unitholders as described below under "Distributions".

 Additional Deposits. After the initial deposit on the Initial Date of Deposit the Sponsor may, from time to time, deposit additional Securities in the Trust where additional Units are to be offered to the public, maintaining, exactly, the original percentage relationship between the maturity values of the Treasury Obligations and the number of shares of the Stocks deposited on the Initial Date of Deposit.

 Termination. As directed by the Sponsor, approximately 30 days prior to the maturity of the Treasury Obligations the Trustee will begin to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. In certain circumstances, monies held upon the sale of Securities may, at the direction of the Sponsor, be invested for the benefit of Unitholders in United States Treasury obligations which mature on or prior to the next distribution date, (see
"Administration of the Trust--Reinvestment") otherwise monies held upon the sale or maturity of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. During the life of the Trust, Securities will not be sold to take advantage of market fluctuations. The Trust will terminate within 15 days after the Treasury Obligations mature. (See "Termination of the Trust" and "Federal Income Taxes".)

 Public Offering Price.  The Public Offering
Price per Unit is computed by dividing the Trust
Fund Evaluation by the number of Units
outstanding and then adding a sales charge of 4.25% of the Public Offering Price (4.44% of the net amount invested). The sales charge is reduced after the first year and on a graduated scale for sales involving at least $50,000 or 50,000 Units and will be applied on whichever basis is more favorable to the purchaser. (See
"Public Offering of Units--Sales Charge and
Volume Discount".)

 The public offering price on the Initial Date of Deposit is determined on the basis of the value of the Securities as of the close of business on the preceding business day (i.e., by "backward pricing") pursuant to an exemptive order of the Securities and Exchange Commission, which applies only to purchase orders received on the Initial Date of Deposit. As a condition of that order, however, if the public offering price based on the value of the Securities as of the close of business on the Initial Date of Deposit (i.e., by "forward pricing") would be less than $.97 1/2, then purchase orders re-ceived on that day will be filled on the basis of the lower public offering price.

 Distributions. The Trustee will distribute any net income and principal received quarterly on the Distribution Dates. Income with respect to the original issue discount on the Treasury
Obligations will not be distributed although
Unitholders will be subject to income tax at ordinary income rates as if a distribution had occurred. (See "Federal Income Taxes".) Upon termination of the Trust, the Trustee will distribute to each Unitholder his pro rata share of the Trust's assets, less expenses. The sale of Stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust.
For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.
Unless a Unitholder purchases Units on the Initial Date of Deposit and unless the Treasury
Obligations in proportion to the Units
outstanding remain in the Trust, total
distributions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit.

 Market for Units. The Sponsor, though not obligated to do so, presently intends to maintain a secondary market for Units based upon the bid side evaluation of the Treasury
Obligations. The public offering price in the secondary market will be based upon the value of the Securities next determined after receipt of a purchase order plus the applicable sales charge. (See "Public Offering of Units--Public
Offering Price" and "Valuation".) If a secondary market is not maintained, a Unitholder may dispose of his Units only through redemption.
With respect to redemption requests in excess of $100,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem units
"in kind" by distributing Securities to the redeeming Unitholder as directed by the Sponsor.
(See "Redemption".)

                 THE TRUST

 The Trust is one of a series of similar but separate unit investment trusts created by the Sponsor pursuant to a Trust Indenture and Agreement* (the "Indenture") dated as of the Initial Date of Deposit, among PaineWebber
Incorporated, as Sponsor and the Investors Bank
& Trust Company and The First National Bank of
Chicago, as Co-Trustees (the "Co-Trustees" or
"Trustee"). The objective of the Trust is preservation of capital and capital appreciation through an investment in Treasury Obligations and Growth Stocks. These are equity stocks, which, in Sponsor's opinion on the Initial Date of Deposit, have growth appreciation potential because PaineWebber believes the Stocks will be the beneficiaries of industrial innovation as well as global and technological trends over the life of the Trust. The Stocks contained in the Trust are representative of a number of different industries. Dividends, if any, received will be held by the Trustee in non-interest bearing accounts until used to pay expenses or distributed to Unitholders on the next Distribution Date and to the extent that funds are held therein will benefit the Trustee.

 On the Initial Date of Deposit, the Sponsor deposited with the Trustee the confirmations of contracts for the purchase of Securities together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price. The value of the Securities was determined on the basis described under "Valuation". In exchange for the deposit of the contracts to purchase
Securities, the Trustee delivered to the Sponsor a registered certificate for Units representing the entire ownership of the Trust. On the Initial Date of Deposit the fractional undivided interest in the Trust represented by a Unit was as set forth in "Essential Information Regarding the Trust".

 With the deposit on the Initial Date of
Deposit, the Sponsor established a proportionate
relationship between the maturity value of the
Treasury Obligations and the number of shares of
each Stock in the Trust. The Sponsor may, from
time to time, cause the deposit of additional
Securities in the Trust when additional Units
are to be offered to the public, replicating the
original percentage relationship between the
maturity value of the Treasury Obligations and
the number of shares of Stock deposited on the
Initial Date of Deposit and replicating any cash
or cash equivalents held by the Trust (net of
expenses). The original proportionate
relationship is subject to adjustment to reflect
the occurrence of a stock split or a similar
event which affects the capital structure of the
issuer of a Stock but which does not affect the
Trust's percentage ownership of the common stock
equity of such issuer at the time of such event.
Stock dividends received by the Trust, if any,
will be sold by the Trustee and the proceeds
therefrom shall be treated as income to the
Trust.
____________
 * Reference is hereby made to said Trust
Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement
 The Treasury Obligations consist of U.S.
Treasury obligations which have been stripped of their unmatured interest coupons or interest coupons stripped from the U.S. Treasury
Obligations. The obligor with respect to the Treasury Obligations is the United States
Government. U.S. Government backed obligations are considered the safest investment.

RISK FACTORS AND SPECIAL CONSIDERATIONS

 Risk Factors. An investment in the Trust should be made with the understanding of the risks inherent in an investment in deep discount or "zero-coupon" debt obligations and the risks associated with an investment in common stocks in general.

 The Trust contains stripped Treasury Securities described below (see "Schedule of Investments").
Stripped Treasury Securities consist of
"interest-only" or "principal-only" portions of
Treasury Obligations. Interest-only portions of
Treasury Obligations represent the rights only to payment of interest on a date certain, and principal-only portions of Treasury Obligations represent the rights only to payment of principal at a stated maturity. Interest-only and principal-only portions of Treasury
Obligations are deep discount obligations that are economically identical to zero-coupon obli-gations; that is, all such instruments are debt obligations which make no periodic payment of interest prior to maturity. The stripped
Treasury Securities in the Trust were purchased at a deep discount and do not make any periodic payments of interest. Instead, the entire payment of proceeds will be made upon maturity of such Treasury Obligations. The effect of owning deep discount bonds which do not make current interest payments (such as the stripped
Treasury Obligations in the Trust Portfolio) is that a fixed yield is earned not only on the original investment but also, in effect, on all earned discount during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, while the full faith and credit of the United States government provides a high degree of protection against credit risks, sale of Units prior to the termination date of the Trust will involve substantially greater price fluctuations during periods of changing market interest rates than would be experienced in connection with sale of Units of a Trust which held Treasury Obligations which made scheduled interest payments on a current basis.

 An investment in Units of the Trust should also be made with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

 Common stocks do not represent an obligation of the issuer. Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an is-suer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated prin-cipal amount payable at maturity common stocks do not have a fixed principal amount or a maturity. Additionally, the value of the Stocks, like the Treasury Obligations, in the Trust may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit. The
Stocks may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Stocks in particular. Certain of the Stocks are American Depositary Receipts
("ADRs") which evidence American Depositary
Shares which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary. Currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and as a result, are likely to affect the value of ADRs and the value of any dividends actually received by the Trust. In addition, the rights of holders of ADRs may be different than those of holders of the underlying shares, and the market for ADRs may be less liquid than that for the underlying shares. Therefore, investment in this Trust should be made with an understanding that the value of the ADRs may fluctuate with fluctuations in the values of the particular foreign currency relative to the U.S. dollar.
There is no assurance that the Trust's objective will be achieved. Until distributed, dividends and principal received upon the sale of Stocks may be reinvested, until the next applicable distribution date, in current interest-bearing
United States Treasury Obligations. (See
"Administration of the Trust--Reinvestment".)
(The Treasury Obligations, the current interest-bearing United States Treasury Obligations if any, and the Stocks may be collectively referred to as "Securities" herein.) The value of the Securities and, therefore, the value of Units may be expected to fluctuate.

 Special Considerations. The 42 Growth Stocks in the Trust Portfolio represent a combination of large well-known U.S. companies and growing enterprises outside the United States. There follows a brief description of each company as of the Initial Date of Deposit. AlliedSignal produces aerospace components, automotive parts and engineered materials such as chemicals, polymers and fibers. BankAmerica Corporation is a large national financial institution with a dominant position in the Western United States.
Barnett Banks, Inc. is a regional banking system with a strong market position in the Southeastern United States. Bell Atlantic
Corporation provides local telecommunications service in the Mid-Atlantic region, offers cellular and information services, participates in joint ventures overseas and is the principal supplier of domestic and international telecommunications services in New Zealand.
Bristol-Myers Squibb is the world's third largest pharmaceutical company. Carpenter
Technology produces specialty steel bars, wire rods and special alloys. DuPont is considered the world's largest chemical company, although approximately 40% of its assets are oil and gas and is heavily involved in global sales. Walt
Disney is a diversified global entertainment company. Eastman Kodak is the leading domestic photographic materials company and also makes sophisticated imaging equipment for professional, business and industrial use.
Eastman Chemical Company is an international chemical producer spun-off from Eastman Kodak in 1993. Ford Motor Company is the second largest automaker in the world and has large financial services operations as well. Fannie Mae is a domestic government-sponsored residential mort-gage insurer and investor. Elf Aquitaine is the ninth largest oil company in the world. General
Electric manufactures major appliances, light bulbs, medical diagnostic imaging equipment, plastics and aircraft engines and owns a financial services unit. Goodyear Tire is the world's second largest tire manufacturer and manufactures a variety of rubber, chemical and plastics products. GTE Corporation is the largest local telephone company in the United
States and the country's second largest provider of cellular services. Intel Corporation is the largest merchant market supplier of semiconductors, including microcomputer components, modules and systems. Coca-Cola
Company is the world's largest producer of soft drink syrup and concentrate. MCI Communications is the second largest domestic provider of long distance telecommunications. Motorola Inc. is the leading producer of personal communications equipment and domestic manufacture of semiconductors and maintains a leadership position in high performance microprocessors.
Owens-Corning Fiberglas is the world's leading maker of glass fiber products. Microsoft is a major producer of software for personal computers. PepsiCo operates three major domestic and international businesses: soft drinks, snack goods and restaurants. Pfizer Inc. is a major domestic and international pharmaceutical company. Procter and Gamble is one of the world's largest household products companies.
PPG Industries manufactures glass, coatings and resins, and chemicals. Republic New York
Corporation is a quasi-bank holding company.
Sears, Roebuck & Company is a diversified retail services company. Allstate Corporation, a property-liability and life insurer, was spun-off from Sears in 1995. Sara Lee Corporation is an international food and consumer products company. American Telephone and Telegraph is the largest domestic long distance telecommunications and services provider. Lucent
Technologies, Inc. develops and delivers communications networks, systems and software worldwide. Telefonos de Mexico is the monopoly provider of telephone and cellular service in Mexico. Texaco Inc. is a fully integrated international oil company. U.S. West Inc.
provides telecommunication services in 14
Western and Midwestern states. U.S. West Media
Group, a U.S. West spin-off, provides multi-media services, directory publishing, cellular and paging services, and cable television. Wal-
Mart Stores is a discount mass merchandise retailer. WMX Technologies Inc. is in the solid waste industry. Burlington Northern Santa Fe acquired Santa Fe Pacific in 1995 and operates a large railroad system serving the U.S. and Canada.

 Because the Trust is organized as a unit investment trust, rather than as a management investment company, the Trustee and the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value, but may dispose of Securities only under limited circumstances. (See
"Administration of the Trust--Portfolio
Supervision".)

              FEDERAL INCOME TAXES

 In the opinion of Carter, Ledyard & Milburn, counsel for the Sponsor, under existing law:

 1. The Trust is not an association taxable as a corporation for federal income tax purposes.
Under the Internal Revenue Code of 1986, as amended (the "Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholder.

 2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, redemption, or payment at maturity) or when the Unitholder sells its Units or redeems its Units for cash. The total tax cost of each Unit to a Unitholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each Security to determine the per Unit tax cost for each Security.

 3. The Trust is not an association taxable as a corporation for New York State income tax purposes. Under New York State law, each
Unitholder will be treated as the owner of a pro rata portion of the Trust and the income of the Trust will be treated as income of the Unitholders.

 The following general discussion of the federal income tax treatment of an investment in Units of the Trust is based on the Code and Treasury
Regulations promulgated thereunder as in effect on the date of this Prospectus. The federal income tax treatment applicable to a Unitholder may depend upon the Unitholder's particular tax circumstances. The tax treatment of non-U.S.
investors is not addressed. Future legislative, judicial or administrative changes could modify the statements below and could affect the tax consequences to Unitholders. Accordingly, each
Unitholder is advised to consult its own tax advisor concerning the effect of an investment in Units.

 General. Each Unitholder must report on its federal income tax return a pro rata share of the entire income of the Trust, derived from dividends on Stocks, original issue discount or interest on Treasury Obligations, gains or losses upon sales of Securities by the Trust and a pro rata share of the expenses of the Trust.
Unitholders should note that their taxable income from an investment in Units will exceed cash distributions because taxable income will include accretions of original issue discount on the Treasury Obligations, as well as amounts that are not distributed to Unitholders but are used by the Trust to pay expenses.

 Distributions with respect to Stock, to the extent they do not exceed current or accumulated earnings and profits of the distributing corporation, will be treated as dividends to the Unitholders and will be subject to income tax at ordinary rates. Corporate Unitholders may be entitled to the dividends-received deduction discussed below.

 To the extent distributions with respect to a Stock were to exceed the issuing corporation's current and accumulated earnings and profits, they would not constitute dividends. Rather, they would be treated as a tax free return of capital and would reduce a Unitholder's tax basis for such Stock. This reduction in basis would in effect increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of Units.
After the tax cost has been reduced to zero, any additional distributions in excess of current and accumulated earnings and profits would be taxable as gain from sale of Common Stock.

 A Unitholder who is an individual, estate or trust may be disallowed certain itemized deductions described in Code Section 67, including compensation paid to the Trustee and administrative expenses of the Trust, to the extent these itemized deductions, in the aggregate, do not exceed two percent of the Unitholder's adjusted gross income. Thus, a Unitholder's taxable income from an investment in Units may exceed amounts distributed to the extent amounts are used by the Trust to pay expenses.

 Corporate Dividends-Received Deduction.
Corporate holders of Units may be eligible for the dividends-received deduction with respect to distributions treated as dividends, subject to the limitations provided in Section 246 and 246A of the Code. The dividends-received deduction generally equals 70 percent of the amount of the dividend. As a result, the maximum effective tax rate on dividends received generally will be reduced from 35 percent to 10.5 percent. A portion of the dividends-received deduction may, however, be subject to the alternative minimum tax and be taxed at a 20 percent effective tax rate. Individuals, partnerships, trusts, S corporations and certain other entities are not eligible for the dividends-received deduction.

 Unitholders will be taxed in the manner
described above regardless of whether
distributions from the Trust are actually received by the Unitholder or are reinvested pursuant to the reinvestment plan.

 Original Issue Discount. The Trust will contain principal or interest portions of stripped
"zero-coupon" United States Treasury Obligations which are treated as bonds that were originally issued at a discount ("original issue dis-count"). Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a bond was issued and its stated redemption price at maturity. For purposes of the preceding sentence, stripped obligations, such as the Treasury Obligations, which variously consist either of the right to receive payments of interest or the right to receive payments of principal, are treated by each successive purchaser as originally issued on their purchase dates at an issue price equal to their respective purchase prices thereof.
The market value of the Trust assets will be provided to a Unitholder upon request in order to enable the Unitholder to calculate the original issue discount attributable to each of the Treasury Obligations. Original issue discount on Treasury Obligations (which were issued or treated as issued on or after July 2,
1982) is deemed earned over the life of such obligation, taking into account the compounding of accrued interest at least annually, resulting in an increasing amount of income in each year.
Each Unitholder is required to include in income each year the amount of original issue discount which accrues on its pro rata portion of each Treasury Obligation which (with respect to such Unitholder) has original issue discount. The amount of accrued original issue discount included in income with respect to a Unitholder's interest in Treasury Obligations is thereupon added to the tax cost for such obli-gations.

 Gain or Loss on Sale. If a Unitholder sells or otherwise disposes of a Unit, the Unitholder generally will recognize gain or loss in an amount equal to the difference between the amount realized on the disposition allocable to the Securities and the Unitholder's adjusted tax bases in the Securities. In general, such adjusted tax bases will equal the Unitholder's aggregate cost for the Unit increased by any accrued original issue discount. Such gain or loss will be capital gain or loss if the Unit and underlying Securities were held as capital assets, except that such gain will be treated as ordinary income to the extent of any accrued original issue discount not previously reported.
Each Unitholder generally will also recognize taxable gain or loss when all or part of its pro rata portion of a Security is sold or otherwise disposed of for an amount greater or less than its per Unit tax cost therefor.

 Long-term capital gains of individuals are generally taxed at a maximum federal rate of 28%. Under the recently enacted Taxpayer Relief
Act of 1997, Unitholders who are individuals and have held their Units for more than 18 months may be entitled to a more favorable federal tax rate (generally, 20%, but 10% for individuals otherwise in the 15% bracket) for gains from the sale of these Units. Prior to the issuance of relevant regulations, it is not certain whether or how this more favorable federal tax rate will be available with respect to capital gain dividends paid by the Trust. Unitholders should consult their own tax advisers in this regard.

 Withholding For Citizen or Resident Investors.
In the case of any noncorporate Unitholder that is a citizen or resident of the United States a 31 percent "backup" withholding tax may apply to certain distributions of the Trust unless the Unitholder properly completes and files, under penalties of perjury, IRS Form W-9 (or its equivalent).

 The foregoing discussion is a general summary and relates only to certain aspects of the federal income tax consequences of an investment in the Trust. Unitholders, may also be subject to state and local taxation. Each Unitholder should consult its own tax advisor regarding the federal, state and local tax consequences to it of ownership of Units.

 Investment in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh
Plans, and other tax-deferred retirement plans.
Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their PaineWebber Investment Executive for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.

             PUBLIC OFFERING OF UNITS

 Public Offering Price. The public offering price per Unit on the Initial Date of Deposit is equal to the aggregate market value of the Securities determined on the day preceding the Initial Date of Deposit, divided by the number of Units outstanding plus the sales charge of 4.75%, pursuant to an exemptive order of the SEC. However, if the price would be less than $.975 then purchase orders received that day will be filled on the basis of the lower public offering price. Thereafter, the public offering price during the initial offering period will be computed by dividing the Trust Fund Evaluation, next determined after receipt of a purchase order, and, with respect to the Treasury
Obligations, determined with reference to the offering side evaluation, by the number of Units outstanding plus the applicable sales charge.
The initial public offering period will not exceed thirty days unless it is extended by the Sponsor. The Sponsor may extend such period for up to four additional successive thirty-day periods as long as Units remain unsold. The public offering price in the secondary market will be the Trust Fund Evaluation per Unit next determined after receipt of a purchase order, de-termined with respect to the Treasury
Obligations on the bid side of the market, plus the applicable sales charge. (See "Valuation".)

 Sales Charge and Volume Discount. Sales charges for secondary market sales are set forth below. A discount in the sales charge is available to volume purchasers of Units due to economies of scales in sales effort and sales related expenses relating to volume purchases.
The sales charge applicable to volume purchasers of Units is reduced on a graduated scale for sales to any person of at least $50,000 or 50,000 Units, applied on whichever basis is more favorable to the purchaser.

Secondary Market From December 1, 1996 Through November 30,
2000
                                Percent of
                                Public       Percent of
                                Offering     Net Amount
Aggregate Dollar Value of Units Price        Invested
Less than $50,000               4.25%        4.44%
$50,000 to $99,999              4.00         4.17
$100,000 to $249,999            3.75         3.90
$250,000 to $499,999            3.00         3.09
$500,000 to $749,999            2.75         2.83
$750,000 to $999,999            2.50         2.56
$1,000,000 to $1,999,999        2.00         2.04
$2,000,000 or more              1.75         1.78
 * The sales charge applicable to volume
purchasers according to the table above will be applied on either a dollar or Unit basis, depending upon which basis provides a more favorable purchase price to the purchaser.

Secondary Market From     Secondary Market on and
December 1, 2000          After
Through November 30, 2002 December 1, 2002
Percent of                Percent of
Public    Percent of      Public       Percent of
Offering  Net Amount      Offering     Net Amount
Price     Invested        Price        Invested
3.25%     3.36%           2.25%        2.30%

 The volume discount sales charge shown above will apply to all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this Trust will be aggregated with concurrent purchases of any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

 Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit employees of the Sponsor and its affiliates and certain of their relatives to purchase Units of the Trust at a reduced sales charge of $5.00 per 1,000 Units.

 Exchange Option. Unitholders may elect to exchange any or all of their Units of this series for units of one or more of any series of The PaineWebber Municipal Bond Fund (the
"PaineWebber Series"); The Municipal Bond Trust
(the "National Series"); The Municipal Bond
Trust, Multi-State Program (the "Multi-State
Series"); The Municipal Bond Trust, California
Series (the "California Series"); The Corporate
Bond Trust (the "Corporate Series"); The
PaineWebber Pathfinder's Trust (the
"Pathfinder's Trust"); The Municipal Bond Trust,
Insured Series (the "Insured Series") the
PaineWebber Federal Government Trust, (the
"Federal Government Trust") or The PaineWebber
Equity Trust, (the "Equity Trust"),
(collectively referred to as the "Exchange
Trusts"), at a Public Offering Price for the units of the Exchange Trusts to be acquired based on a reduced sales charge of $15 per unit or per 1,000 units in the case of a trust whose units cost approximately one dollar. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Certificateholder who wishes to exchange Units the cost savings resulting from such exchange Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange Option. Each Exchange Trust has different investment objectives, therefore a
Unitholder should read the prospectus for the applicable Exchange Trust carefully prior to exercising this option. Exchange Trusts having as their objective the receipt of tax exempt interest income would not be suitable for tax-deferred investment plans such as Individual
Retirement Accounts. A Certificateholder who purchased Units of a series and paid a per Unit or per 1,000 Unit sales charge that was less than the per Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Certificateholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced sale charge, provided the Certificateholder has held the Units for at least five months. Any such Certificateholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering
Price plus a sales charge based on the greater of the reduced sale charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange Trust for which such Certificateholder desires to exchange into, determined as of the date of the exchange.

 The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange
Trust and there are units of the applicable
Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the Units of the respective Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole
Units only, but Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units. An exchange of Units pursuant to the Exchange Option will normally constitute a "taxable event," i.e., a Unitholder will recognize a tax gain or loss which will be of a capital or ordinary income nature depending upon the length of time he has held his Units and other factors. Unitholders are urged to consult their own tax advisors as to the tax consequences to them of exchanging Units in par-ticular cases.

 The Sponsor reserves the right to modify, suspend or terminate this Exchange Option at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.

 To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor of this series to purchase Units of one or more of the Exchange Trusts from the Sponsor.
If Units of the applicable outstanding series of the Exchange Trust are at that time available for sale, and if such Units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicated interest.

 The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined after receipt by the Sponsor of an exchange request and properly endorsed
Certificate. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the Securities in the Exchange Trust plus the reduced sales charge. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling Unitholder.

 For example, assume that a Certificateholder, who has three thousand units of a trust with a current price of $1.30 unit, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per unit based on the bid prices of the underlying securities. In this example, which does not contemplate any rounding up to the next highest number of Units, the proceeds from the Unitholder's units would aggregate $3,900. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire four units in the Exchange Trust for a total cost of $3,620 ($3,560 for the units and $60 for the sales charge). If all 3,000 units were tendered, the remaining $280 would be returned to the Unitholder.

 Conversion Option. In addition to the Exchange
Option described in this Prospectus, owners of units of any registered unit investment trust sponsored by another which was initially offered at a maximum applicable sales charge of at least
3.0% (a "Conversion Trust") may elect to apply the cash proceeds of the sale or redemption of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per Unit (or per 100 Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1), subject to the terms and conditions applicable to the Exchange Option
(except that no secondary market is required for Conversion Trust units). To exercise this option, the owner should notify his retail bro-ker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust. Any dealer other than PaineWebber must certify that the purchase of units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion
Option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit (or per 100 Units or per 1,000 Units, as applicable) than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange Option section of the prospectus.

 Distribution of Units. The minimum purchase in the initial public offering is 1,000 Units, except that the minimum purchase 250 Units for purchases made in connection with Individual
Retirement Accounts or other tax-deferred retire-ment plans. Only whole Units may be purchased.

 The Sponsor is the sole underwriter of the Units. Sales may, however, be made to dealers who are members of the National Association of Securities Dealers, Inc. ("NASD") at prices which include a concession of one-half of the highest applicable sales charge and the dealer concession will be retained by the Sponsor. In event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities Act of 1933.

 The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States and does not intend to sell Units to persons who are non-resident aliens.

 Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund
Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder.
The Sponsor may cease to maintain such a market at any time, and from time to time, without notice. In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender such Units to the Trustee for redemption at the price calculated in the manner set forth under "Redemption". Redemption requests in excess of $100,000 may be redeemed "in kind" as described under "Redemption".

 The Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

 Sponsor's Profits. In addition to the
applicable sales charge the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Securities to the Sponsor and the price at which it sells or redeems the Units, which is based on the value of the Securities, determined by the Trustee as described under "Valuation". In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.

 Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule
15c3-3 under the Securities and Exchange Act of 1934 and may be of benefit to the Sponsor.

 In selling any Units in the initial public offering after the Initial Date of Deposit, the Sponsor may realize profits or sustain losses resulting from fluctuations in the net asset value of outstanding Units during that period.
In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.
                 REDEMPTION

 One or more Units represented by a Certificate may be tendered to Investors Bank & Trust
Company for redemption at its office at Hancock
Towers, 200 Clarendon Street, Boston, MA 02116 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or Investors Bank & Trust Company. Units redeemed by Investors Bank & Trust will be canceled. The
Certificate must be properly endorsed and accompanied by a letter requesting transfer.
Unitholders must sign exactly as their names appear on the face of the Certificate with the signature guaranteed by a national bank or trust company, or by a member firm of the New York, Midwest, or Pacific Coast Stock Exchange, or in such other manner as may be acceptable to Investors Bank & Trust Company. In certain instances the Investors Bank & Trust Company may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of corporate authority. Unitholders should contact Investors
Bank & Trust Company to determine whether additional documents are necessary.

 Units will be redeemed at the Redemption Value per Unit next determined after receipt of the redemption request in good order by the Trustee.
The Redemption Value per Unit is determined by dividing the Trust Fund Evaluation, determined on the basis of the current bid prices for the Treasury Obligation plus the market value for the Stocks by the number of Units outstanding.
(See "Valuation.")

 A redemption request is deemed received on the business day (see "Valuation" for a definition of business day) when such request is received prior to 4:00 p.m. If it is received after 4:00, it is deemed received on the next business day.
The Sponsor may purchase Units tendered to the Trustee for redemption. During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second day following such presentation and Unitholders will receive the Redemption
Value next determined after receipt by the Trustee of the redemption request. Proceeds of a redemption will be paid to the Unitholder on the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior thereto).

 With respect to cash redemptions, amounts representing income received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient, from the Capital
Account. The Trustee is empowered, to the extent necessary, to sell Securities in such manner and as directed by the sponsor which direction shall be given as to maximize the objectives of the Trust. In the event that no such direction is given by the Sponsor, the Trustee is empowered to sell Securities as follows: Treasury
Obligations will be sold so as to maintain the Trust Treasury Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving effect to such redemption and Stocks having the greatest amount of capital appreciation will be sold first. (see
"Administration of the Trust"). However, with respect to redemption requests in excess of $100,000, the Sponsor may determine in its discretion to direct the Trustee to redeem Units
"in kind" by distributing Securities to the redeeming Unitholder. When Stock is distributed, a proportionate amount of Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Securities will be valued for this purpose as set forth under "Valuation". A Unitholder receiving a redemption
"in kind" may incur brokerage or other
transaction costs in converting the Securities distributed into cash.

 The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock
Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determined that trading on the New York Stock
Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.

                 VALUATION

 The Trustee will calculate the Trust's value
(the "Trust Fund Evaluation") per Unit at the
Valuation Time set forth under "Summary of Essential Information" (1) on each June 30 and
December 31 (or the last business day prior thereto), (2) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (3) on the business day on which any Unit is tendered for redemption, and
(4) on any other day desired by the Sponsor or the Trustee, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below and (b) cash on hand in the Trust, income accrued on the Treasury Obligations but not distributed or held for distribution and dividends receivable on Stocks trading ex-dividend (other than any cash held in any reserve account established under the Indenture) and deducting therefrom the sum of (x) taxes or other governmental charges against the Trust not previously deducted and
(y) accrued fees and expenses of the Trustee and the Sponsor (including legal and auditing ex-penses) and other Trust expenses. The per Unit
Trust Fund Evaluation is calculated by dividing the result of such computation by the number of Units outstanding as of the date thereof.
Business days do not include Saturdays, Sundays, New Year's Day, Martin Luther King, Jr.'s Day,
Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day and other days that the New
York Stock Exchange is closed.

 The value of Stocks shall be determined by the Trustee in good faith in the following manner:
(1) if the Securities are listed on one or more national securities exchanges, such evaluation shall be based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market thereof
(deemed to be the New York Stock Exchange if the Securities are listed thereon), (2) if there is no such appropriate closing sale price on such exchange, at the mean between the closing bid and asked prices on such exchange (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Securities are not so listed or, if so listed and the principal market therefore is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation), or (4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities,
(c) by the Trustee's appraising the value of the Securities in good faith on the bid side of the market, or (d) by any combination thereof.

 Treasury Obligations are valued on the basis of bid prices. The aggregate bid prices of the Treasury Obligations, is the price obtained from investment dealers or brokers (which may include the Sponsor) who customarily deal in Treasury
Obligations; or, if there is no market for the Treasury Obligations, and bid prices are not available, on the basis of current bid prices for comparable securities; or by appraisal; or by any combination of the above, adjusted to reflect income accrued.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE

 While the Public Offering Price of Units during the initial offering period is determined on the basis of the current offering prices of the Treasury Obligations, the Public Offering Price of Units in the secondary market and the Redemp-tion Value is determined on the basis of the current bid prices of the Treasury Obligations.
The Stocks are valued on the same basis for the initial and secondary markets and for purposes of redemptions. On the business day prior to the Initial Date of Deposit, the Public Offering
Price per Unit (which figure includes the sales charge) exceeded the Redemption Value, (see:
"Essential Information"). The bid and offering prices of the Treasury Obligations is expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.

              EXPENSES OF THE TRUST

 The cost of the preparation and printing of the Certificates, the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, advertising expenses and expenses incurred in establishing the Trust including legal and auditing fees, are paid by the Sponsor and not by the Trust. The Sponsor will receive no fee from the Trust for its services as Sponsor.

 The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the calendar year. The
Sponsor's fee, which is not to exceed $.00025 per Unit, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the PaineWebber
Pathfinders Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

 For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, annually $.00145 per Unit computed monthly based upon the largest number of Units outstanding in the Trust during the preceding month. In addition, the regular and recurring expenses of the Trust are estimated to be $.00090 per Unit annually which include, but are not limited to certain mailing, printing, and audit expenses.
Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.

 The Sponsor's fee and Trustee's fee may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less
Rent" in the Consumer Price Index published by the United States Department of Labor or if the Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.

 In addition to the above, the following charges are or may be incurred by each Trust and paid from the Income Account, or, to the extent funds are not available in such Account, from the Capital Account (see "Administration of the
Trust-Accounts"): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges; (4) expenses and costs of any action taken by the Trustee to protect the trusts and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part; (6) brokerage commissions in connection with the sale of Securities; and (7) expenses incurred upon termination of the Trust.
In addition, to the extent then permitted by the Securities and Exchange Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market
(including, but not limited to, legal, auditing and printing expenses).

 The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.00050 per Unit.
Unitholders covered by the audit during the year may receive a copy of the audited financials upon request.

 The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. Based upon the last dividend paid prior to the Initial Date of Deposit, dividends on the Stocks are expected to be sufficient to pay the estimated expenses of the Trust. To the extent that dividends paid with respect to the Stocks are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell Securities in the same manner as provided in "Redemption" herein.

              RIGHTS OF UNITHOLDERS

 Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued unless a request, in writing with signature guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee, is delivered by the Unitholder to the Sponsor. Issued Certificates are transferable by presentation and surrender to Investors Bank & Trust Company at its office in
Boston, Massachusetts properly endorsed or accompanied by a written instrument or instru-ments of transfer. Uncertificated Units are transferable by presentation to Investors Bank &
Trust Company at its office of a written instru-ment of transfer.

 Certificates may be issued in denominations of one Unit or any integral multiple thereof as deemed appropriate by the Trustee. A Unitholder may be required to pay $2.00 per certificate reissued or transferred, and shall be required to pay any governmental charge that may be imposed in connection with each such transfer or interchange. For new certificates issued to replace destroyed, mutilated, stolen or lost certificates, the Unitholder must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur.
Mutilated certificates must be surrendered to Investors Bank & Trust Company for replacement.

                DISTRIBUTIONS

 The Trustee will distribute any net income and principal received quarterly on the Distribution
Dates to Unitholders of record on the preceding
Record Date. Income with respect to the original issue discount on the Treasury Obligations will not be distributed although Unitholders will be subject to tax as if a distribution had occurred. See "Federal Income Taxes".

 Within a reasonable period after the Trust is terminated, each Unitholder will, upon surrender of his Certificates for cancellation, receive his pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust.
(See "Termination.")

             ADMINISTRATION OF THE TRUST

 Accounts. All dividends received and interest, if any, accrued on Securities, proceeds from the sale of Securities or other monies received by the Trustee on behalf of the Trust shall be held in trust in non-interest bearing accounts until required to be disbursed.

 The Trustee will credit on its books to an Income Account any dividends (except stock dividends) and interest, if any, accrued by the Trust. All other receipts (i.e. return of principal, stock dividends, if any, and gains) are credited on its books to a Capital Account.
A record will be kept of qualifying dividends within the Income Account. The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".

 The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust.
(See "Expenses and Charges.") In addition, the
Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption.")

 The Trustee may establish reserves (the
"Reserve Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

 Reports and Records. With the distribution of income from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

 Investors Bank & Trust Company keeps records and accounts of the Trust at its office, including records of the names and addresses of Unitholders, a current list of underlying
Securities in the portfolio and a copy of the Indenture. Records pertaining to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.

 Within a reasonable period of time after the end of each calendar year, starting with calendar year 1994, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves; (2) any
Securities sold during the year and the
Securities held at the end of such year; (3) the Trust Fund Evaluation per Unit, based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts distributed to Unitholders during such year.

 Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security:

 (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

 (2) upon the institution of materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends or interest on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declaration or payment of dividends or interest on the same;

 (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends or interest on the such Securities;

 (4) upon the default in the payment of
principal or par or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends or interest on the Securities;

 (5) upon the decline in price or the occurrence of any materially adverse market or credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;

 (6) upon a public tender offer being made for a Security, or a merger or acquisition being announced affecting a Security that in the opinion of the Sponsor make the sale or tender of the Security in the best interests of the Unitholders;

 (7) upon a decrease in the Sponsor's internal rating of the Security; or

 (8) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.

 The Trustee may dispose of Securities where necessary to pay Trust expenses or to satisfy redemption requests as directed by the Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed in its own discretion, provided however, that Treasury Obligations will be sold so as to maintain in the Trust Treasury Obligations in an amount which, upon maturity, will equal at least
$1.00 per Unit outstanding after giving effect to such redemption and Stocks having the greatest appreciation shall be sold first.

 Reinvestment. Cash received upon the sale of Stock (except for sales to meet redemption requests) and dividends received may, if and to the extent there is no legal impediment, be reinvested in United States Treasury obligations which mature on or prior to the next scheduled
Distribution Date. The Sponsor anticipates that, where permitted, such proceeds will be reinvested in current interest-bearing United
States Treasury obligations unless factors exist such that such reinvestment would not be in the best interest of Unitholders or would be impractical. Such factors may include, among others, (i) short reinvestment periods which would make reinvestment in United States
Treasury obligations undesirable or infeasible and (ii) amounts not sufficiently large so as to make a reinvestment economical or feasible. Any moneys held and not reinvested will be held in a non-interest bearing account until distribution on the next Distribution Date to Unitholders of record.

             AMENDMENT OF THE INDENTURE

 The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not materially adversely affect the interest of the Unitholders.

 The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding; provided that no such amendment shall (1) reduce the interest in the Trust repre-sented by a Unit or (2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.

 The Trustee will promptly notify Unitholders of the substance of any amendment affecting
Unitholders rights or their interest in the Trust.

             TERMINATION OF THE TRUST

 The Indenture provides that the Trust will terminate within 15 days after the maturity of the Treasury Obligations held in the Trust. If the value of the Trust as shown by any evaluation is less than twenty percent (20%) of the market value of the Securities on the Initial Date of Deposit, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust. The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination Date.

 As directed by the Sponsor approximately 30 days prior to the maturity of the Treasury
Obligations the Trustee will begin to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. Upon termination of the Trust, the Trustee will sell any Stocks then remaining in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, upon surrender for cancellation of his Certificate after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Monies held upon the sale of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee. The sale of Stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

                  SPONSOR

 The Sponsor, PaineWebber Incorporated, is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc. The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues. The Sponsor also acts as a dealer in unlisted securities and municipal bonds and in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

 The Indenture provides that the Sponsor will not be liable to the Trustee, any of the Trusts or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own wilful misfeasance, bad faith, gross negligence or wilful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its duties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.

                  TRUSTEE

 The Co-Trustees are The First National Bank of
Chicago, a national banking association with its corporate trust office at One First National
Plaza, Suite 0126, Chicago, Illinois 60670-0126
(which is subject to supervision by the Comp-troller of the Currency, the Federal Deposit
Insurance Corporation and the Board of Governors of the Federal Reserve System) and Investors
Bank & Trust Company, a Massachusetts trust company with its office at Hancock Towers, 200
Clarendon Street, Boston, Massachusetts 02116, toll-free number 1-800-356-2754 (which is subject to supervision by the Massachusetts
Commissioner of Banks, the Federal Deposit
Insurance Corporation and the Board of Governors of the Federal Reserve System).

 The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or wilful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The
Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or wilful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses
(including counsel fees) of defending itself against any claim of liability.

              INDEPENDENT AUDITORS

 The Statement of Financial Condition and
Schedule of Investments audited by Ernst & Young
LLP, independent auditors, have been included herein in reliance upon their report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS

 The legality of the Units offered hereby has been passed upon by Carter, Ledyard & Milburn, 2
Wall Street, New York, New York, as counsel for the Sponsor.

ESSENTIAL INFORMATION REGARDING THE TRUST
              As of October 31, 1997
Sponsor:   PaineWebber Incorporated
Co-Trustees:   Investors Bank & Trust Co. and
   The First National Bank of Chicago
Initial Date of Deposit: November 30, 1993
Aggregate Market Value of Securities in Trust:                        $35,411,216
Number of Units:                                                      22,100,000
Minimum Purchase
250 units for Individual Retirement Accounts
1,000 units for all else
Fractional Undivided Interest in the Trust Represented by
Each Unit:                                                            1/22,100,000th
Calculation of Public Offering Price Per Unit:
Value of Net Assets in Trust                                          $35,427,034
Divided by 22,100,000 Units                                           $1.6030
Plus Sales Charge of 4.25% of Public Offering Price                   $.0712
Public Offering Price per Unit                                        $1.6742
Redemption Value per Unit                                             $1.6030
Excess of Public Offering Price over Redemption Value per Unit:       $.0712
Sponsor's Repurchase Price per Unit                                   $1.6030
Excess of Public Offering over Sponsor's Repurchase Price per Unit:   $.0712
Evaluation Time:                                                      4 P.M. New York Time
Distribution Dates*:                                                  Quarterly on January 20, April 20,
                                                                      July 20 and October 20.
Record Date:                                                          March 31, June 30, September 30
                                                                      and December 31.
Mandatory Termination Date:                                           March 2, 2005 (15 days after
                                                                      maturity of the Treasury Obligations).
Discretionary Liquidation Amount:                                     20% of the value of the Securities
                                                                      upon completion of the deposit of
                                                                      the Securities
Estimated Expenses of the Trust * *:                                  $.0026 per Unit

   * See " Distributions "
* * See " Expenses of Trust ". Estimated dividends from the Growth Stocks, based upon last dividends actually paid, are expected by the Sponsor to be sufficient to pay Estimated Expenses of the Trust.

            REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND CO-TRUSTEES
THE PAINEWEBBER PATHFINDERS TRUST, TREASURY AND
GROWTH STOCK SERIES FIFTEEN:
We have audited the accompanying statement of financial condition, including the schedule of investments, of The PaineWebber Pathfinders Trust,
Treasury and Growth Stock Series Fifteen as of
October 31, 1997 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Co-Trustees. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis-statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of October 31, 1997, as shown in the statement of financial condition and schedule of investments, by correspondence with the Co-
Trustees. An audit also includes assessing the accounting principles used and significant estimates made by the Co-Trustees, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The
PaineWebber Pathfinders Trust, Treasury and Growth
Stock Series Fifteen at October 31, 1997 and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.
                              ERNST & YOUNG LLP
New York, New York
February 2, 1998

           THE PAINEWEBBER PATHFINDERS TRUST
        TREASURY AND GROWTH STOCK SERIES FIFTEEN
           STATEMENT OF FINANCIAL CONDITION
               October 31, 1997
                    ASSETS
Treasury Obligation - at market value (Cost $13,695,927)
(note A and note 1 to schedule of investments)                 $14,429,731
Common Stock - at market value (Cost $9,973,965)
(note 1 to schedule of investments)                            20,981,485
Accrued dividends receivable                                   21,649
Cash                                                           13,205
Total Assets                                                   $35,446,070
          LIABILITIES AND NET ASSETS
Accrued expenses payable                                                          19,036
Total Liabilities                                                                 19,036
Net Assets (22,100,000 units of fractional undivided interest outstanding):
Cost to investors (note B)                                                        $24,720,513
Less gross underwriting commissions (note C)                                      (1,050,621)
                                                                                  23,669,892
Net unrealized market appreciation (note D)                                       11,741,324
Net amount applicable to unitholders                                              35,411,216
Undistributed investment income-net                                               20,648
Overdistributed proceeds from securities sold                                     (4,830)
Net assets                                                                        35,427,034
Total liabilities and net assets                                                  $35,446,070
Net Asset Value per unit                                                          $1.6030
  See accompanying notes to financial statements.

           THE PAINEWEBBER PATHFINDERS TRUST
       TREASURY AND GROWTH STOCK SERIES FIFTEEN
              STATEMENT OF OPERATIONS
                                                           Year Ended        Year Ended        Year Ended
                                                           October 31,       October 31,       October 31,
                                                           1997              1996              1995
Operations:
Investment income:
Accretion on Treasury Obligation                           $1,027,425        $1,282,776        $1,885,459
Dividend Income                                            326,493           380,501           554,320
    Total investment income                                1,353,918         1,663,277         2,439,779
Less expenses:
Trustee's fees, evaluator's expense and other
expenses                                                   55,476            86,633            135,655
    Total expenses                                         55,476            86,633            135,655
Investment income-net                                      1,298,442         1,576,644         2,304,124
Realized and unrealized gain on investments-net:
Net realized gain on securities transactions               3,497,937         2,314,942         1,263,304
Net change in unrealized market appreciation               4,192,278         1,043,158         10,275,583
Net gain on investments                                    7,690,215         3,358,100         11,538,887
Net increase in net assets resulting from operations       $8,988,657        $4,934,744        $13,843,011
    See accompanying notes to financial statements.

           THE PAINEWEBBER PATHFINDERS TRUST
      TREASURY AND GROWTH STOCK SERIES FIFTEEN
           STATEMENT OF CHANGES IN NET ASSETS
                                                           Year Ended        Year Ended        Year Ended
                                                           October 31,       October 31,       October 31,
                                                           1997              1996              1995
Operations:
Investment income-net                                      $1,298,442        $1,576,644        $2,304,124
Net realized gain on securities transactions               3,497,937         2,314,942         1,263,304
Net change in unrealized market appreciation               4,192,278         1,043,158         10,275,583
Net increase in net assets resulting from operations       8,988,657         4,934,744         13,843,011
Less: Distributions to Unitholders (Note E)
Investment income-net                                      252,835           298,431           407,510
    Total Distributions                                    252,835           298,431           407,510
Less: Units Redeemed by Unitholders (Note F)
Value of units at date of redemption                       11,106,881        13,697,946        23,571,322
Accrued dividends at date of redemption                    10,110            10,360            22,520
Accreted discount at date of redemption                    908,199           859,344           963,928
    Total Redemptions                                      12,025,190        14,567,650        24,557,770
    Decrease  in net assets                                (3,289,368)       (9,931,337)       (11,122,269)
Net Assets:
Beginning of Period                                        38,716,402        48,647,739        59,324,424
Supplemental Deposits (Note F)                             ---               ---               445,584
End of Period                                              $35,427,034       $38,716,402       $48,647,739
    See accompanying notes to financial statements.

           THE PAINEWEBBER PATHFINDERS TRUST
        TREASURY AND GROWTH STOCK SERIES FIFTEEN
            NOTES TO FINANCIAL STATEMENTS
               October 31, 1997
(A) The financial statements of the Trust are
prepared on the accrual basis of accounting.
Security transactions are accounted for on the
date the securities are purchased or sold. The
original issue discount on the Treasury Obligation
is accreted on a level yield basis. The amount of
discount included in the cost of the Treasury
Obligation held as of October 31, 1997 is
$2,891,952.
(B) Cost to investors represents the initial
public offering price as of the initial date of
deposit, and the value of units through
supplemental deposits computed on the basis set
forth under "Public Offering Price of Units",
adjusted for accretion on United States Treasury
Obligations and for securities sold since the
initial date of deposit.
(C) Sales charge of the Public Offering Price
per Unit is computed on the basis set forth under
" Public Offering of Units - Sales Charge and
Volume Discount ".
(D) At October 31, 1997, the gross unrealized
market appreciation was $11,935,851 and the gross
unrealized market depreciation was ($194,527). The
net unrealized market appreciation was
$11,741,324.
(E) Regular distributions of net income,
excluding accretion income and principal receipts
not used for redemption of units are made semi-
annually. Special distribution may be made when
the Sponsor and Co-Trustee deem necessary. Income
with respect to the accretion of original issue
discount is not distributed although the
unitholder is subject to tax, where applicable, as
if the distribution had occurred. Accretion income
earned by the Trust increases a unitholder's cost
basis in the underlying security.
(F) The following units were redeemed with
proceeds of securities sold as follows:
                                                            Year Ended        Year Ended        Year Ended
                                                            October 31,       October 31,       October 31,
                                                            1997              1996              1995
Number of units redeemed                                    8,100,000         12,100,000        23,700,000
Redemption amount                                           $12,025,190       $14,567,650       $24,557,770
The following units were sold through supplemental deposits:
Number of units sold                                        ---               ---               500,000
Value of amount, net of sales charge                        ---               ---               $445,584

THE PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES FIFTEEN
SCHEDULE OF INVESTMENTS
As of October 31, 1997
TREASURY OBLIGATIONS (40.75%)
Name of Security                               Coupon   Maturity Value   Maturity Date       Market Value(1)
U.S. Treasury Interest Payments (2) (40.75%)   0%       $22,100,000      February 15, 2005   $14,429,731
COMMON STOCKS (59.25%)
Name of Issuer                                    Number of Shares       Market Value
Automotive: (1.08%)
Ford Motor Company                                8,794                  $384,188
Banking and Financial Institutions: (6.06%)
BankAmerica Corporation                           3,959                  283,068
Barnett Banks, Inc.                               3,523                  243,087
Fannie Mae                                        7,042                  341,097
Republic New York Corporation                     12,095                 1,279,802
Beverage: (5.37%)
The Coca-Cola Company                             17,592                 993,948
PepsiCo, Inc.                                     24,627                 906,581
Chemical: (1.77%)
DuPont (EI) De Nemours & Company                  9,678                  550,436
Eastman Chemical Company                          883                    52,649
PPG Industries, Inc.                              442                    25,028
Computer Software: (10.01%)
Microsoft Corporation*                            27,264                 3,544,320
Consumer Goods: (1.59%)
Sara Lee Corporation                              10,993                 562,017
Consumer/Industrial Goods: (.64%)
General Electric Company                          3,498                  225,840
Cosmetics/Household Products: (1.77%)
Procter & Gamble Company                          9,237                  628,116
Entertainment: (3.47%)
Walt Disney Company                               14,951                 1,229,720
Fiberglass Products: (.72%)
Owens-Corning Fiberglas Corporation               7,469                  255,813
Information Technology: (.08%)
NCR Corporation*                                  933                    28,282
Insurance: (.10%)
Allstate Corporation                              406                    33,673
International Oil: (1.50%)
Elf Aquitaine ~                                   8,574                  529,445
Machinery: (.36%)
AlliedSignal, Inc.                                3,524                  126,864
Mining: (.64%)
Newmont Mining Corporation                        6,465                  226,275
Multimedia: (.06%)
U.S. West Media Group*                            883                    22,296
Oil: (1.84%)
Texaco, Inc.                                      11,439                 651,308
Pharmaceuticals: (3.14%)
Bristol-Myers Squibb Company                      1,324                  116,181
Pfizer, Inc.                                      14,065                 995,099
Photography: (.59%)
Eastman Kodak Company                             3,516                  210,520
Railroad: (2.35%)
Burlington Northern Santa Fe                      8,774                  833,530
                                                                         (Continued)

THE PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES FIFTEEN
SCHEDULE OF INVESTMENTS
As of October 31, 1997
COMMON STOCKS (59.25%)
Name of Issuer                           Number of Shares       Market Value
Restaurants: (.21%)
Tricon Global Restaurants, Inc.*         2,463                  $74,657
Retail: (2.83%)
Sears, Roebuck & Company                 438                    18,341
Wal-Mart Stores, Inc.                    27,966                 982,306
Semi-Conductor: (3.52%)
Intel Corporation                        12,310                 947,870
Motorola, Inc.                           4,839                  298,808
Steel: (.54%)
Carpenter Technology Corporation         3,958                  191,468
Telecommunications: (8.12%)
AT&T Corporation                         14,951                 731,665
Bell Atlantic Corporation                5,259                  420,063
GTE Corporation                          8,574                  363,859
Lucent Technologies                      4,845                  399,410
MCI Communications Corporation           18,251                 647,910
Telefonos de Mexico S.A. ~               6,373                  275,632
U.S. West, Inc.                          883                    35,154
Tire and Rubber: (.54%)
The Goodyear Tire & Rubber Company       3,077                  192,697
Waste Management: (.35%)
Waste Management, Inc.                   5,239                  122,462
TOTAL COMMON STOCKS                                             $20,981,485
TOTAL INVESTMENTS                                               $35,411,216
(1) Valuation of Securities was made by the Co-
Trustees as described in "Valuation".
(2) This security does not pay current
interest.  On the maturity date thereof, the
entire maturity value
  becomes due and payable. Generally, a fixed
yield is earned on such security which takes into
  account the semi-annual compounding of
accrued interest.  (See "The Trust" and "Federal
Income
  Taxes" herein).
 *  Non-income producing.
 ~ American Depositary Receipts.



                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.C1     Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C2     Opinion of Counsel as to certain tax aspects of
                       of the Trust
          EX-27        Financial Data Schedule
          EX-99.C3     Consent of Independent Auditors
                               FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, PaineWebber Pathfinders Trust, Treasury and Growth
  Stock Series 15 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the State of New York on the 11th day of February, 1998.
                    THE PAINEWEBBER PATHFINDERS TRUST,
                    TREASURY AND GROWTH STOCK SERIES 15
                                  (Registrant)
                              By: PaineWebber Incorporated
                                  (Depositor)
                              /s/ ROBERT E. HOLLEY
                                  Robert E. Holley
                                  Senior Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of PaineWebber Incorporated, the Depositor, by the following persons in the following capacities and in the City of New York, and State of New
  York, on this 11th day of February, 1998.
  PAINEWEBBER INCORPORATED
       Name                        Office
  Donald B. Marron            Chairman, Chief Executive Officer
                              and Director of PaineWebber Incorporated*
  Regina A. Dolan             Executive Vice President,
                              Chief Financial Officer and
                              Director of PaineWebber Incorporated*
  Joseph J. Grano, Jr.        President and
                              Director of PaineWebber Incorporated*
  Steve P. Baum               Executive Vice President and
                              Director of PaineWebber Incorporated*
  Robert H. Silver            Executive Vice President and
                              Director of PaineWebber Incorporated*
  Mark B. Sutton              Executive Vice President and
                              Director of PaineWebber Incorporated*
  Margo N. Alexander          Executive Vice President and
                              Director of PaineWebber Incorporated*
  Terry L. Atkinson           Managing Director and
                              Director of PaineWebber Incorporated*
  Brian M. Barefoot           Executive Vice President and
                              Director of PaineWebber Incorporated*
  Michael Culp                Managing Director and
                              Director of PaineWebber Incorporated*
  Edward M. Kerschner         Managing Director and
                              Director of PaineWebber Incorporated*
  James P. MacGilvray         Executive Vice President and
                              Director of PaineWebber Incorporated*
                              By:/s/ ROBERT E. HOLLEY
                                    Attorney-in-fact*
*  Executed copies of the powers of attorney have been previously filed with the Securities and Exchange Commission with the Post Effective Amendment to the Registration Statement File No. 2-61279.